OTHER DISCLOSURES - SHARE-BASED PAYMENT SCHEMES - Restricted stock units to employees (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total net sales	DKK 111,696	DKK 111,780	DKK 107,927
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total net sales			DKK 100,000
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards offered, each (in shares)		50
Cost of programme amortised over the vesting period	DKK 508	DKK 508